7. Subsequent events - Quarterly	11 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
7. Subsequent events

NOTE 6 – Subsequent events

Management has evaluated subsequent events through May 2, 2014, the date which the financial statements were available to be issued.

On March 4, 2014 the Company completed a merger with Acology, Inc, a public shell company. In connection with the merger the shareholders of the Company received 3,846,000,000 shares of Acology in exchange for their shares of the Company. The merger will be accounted for as a recapitalization of Acology, whereby the Company will be the accounting acquirer and surviving reporting company. In connection with the merger, Acology completed a private placement of 700,000,000 shares of its common stock for proceeds of $40,000. Also in connection with the merger, the president and sole director of Acology exchanged 35,000,000 shares of common stock of Acology owned by him and $151,269 of indebtedness to him for a convertible promissory note in the amount of $400,000 and the proceeds from the private placement referred to above.

NOTE 7 – Subsequent events Management has evaluated subsequent events through May 11, 2014, the date which the financial statements were available to be issued.